Organization and Business Operations				9 Months Ended
	Sep. 30, 2021	Jul. 01, 2021	Jan. 08, 2021	Sep. 30, 2021
Description of Business

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by Vacasa Holdings LLC and its subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.

Note 1 — Organization

Vacasa, Inc. (the “Company”) was formed as a Delaware corporation on July 1, 2021. The Company is a wholly owned subsidiary of Vacasa Holdings LLC (“Parent”). The Company was formed for purpose of completing the transactions contemplated by the definitive business combination agreement, dated July 28, 2021 (the “Transaction Agreement”), by and among TPG Pace Solutions Corporation, Vacasa Holdings LLC, the Company and the other parties thereto. Following the consummation of the transactions contemplated by the Transaction Agreement, the Company will be the sole managing member of Vacasa Holdings LLC and will operate and control all of the business and affairs of Vacasa Holdings LLC and, through Vacasa Holdings LLC and its subsidiaries, continue to conduct the business now conducted by these subsidiaries. However, the consummation of the transactions contemplated by the Transaction Agreement is subject to numerous conditions, and there can be no assurances that such conditions will be satisfied.

The Company has not commenced operations, nor has the Company entered into any contracts.

TPG Pace Solutions
Description of Business

1.    Description of Organization and Business Operations

Organization and General

TPG Pace VIII Holdings Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on January 4, 2021. On January 13, 2021, the Company filed with the Registrar of Companies of the Cayman Islands to amend and restate the Memorandum and Articles of Association to change the name of the Company to TPG Pace Solutions Corp. On January 14, 2021, the Company filed with the Registrar of Companies of the Cayman Islands to amend and restate the Memorandum and Articles of Association to rename Class B ordinary shares as Class F ordinary shares. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company has not identified nor initiated any substantive discussions, directly or indirectly with any target business. The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company was formed on January 4, 2021 and as of that date had not commenced operations. On January 8, 2021, the Company was funded with $25,000 for which it issued Founder Shares (as defined below). All activity for the period from January 4, 2021 (inception) through January 8, 2021 relates to the Company’s formation and the proposed initial public offering (“Proposed Offering”) described below. The Company will not generate operating revenues prior to the completion of the Business Combination and will generate non-operating income in the form of interest income on Permitted Investments (as defined below) from the proceeds derived from the Proposed Offering. The Company has selected December 31st as its fiscal year end.

Sponsor

The Company’s sponsor is TPG Pace Solutions Sponsor, Series LLC, a Delaware Series limited liability company (the “Sponsor”). On January 8, 2021, the Sponsor purchased an aggregate of 20,000,000 Class F ordinary shares (“Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.001 per share. Prior to the Sponsor’s initial investment in the Company of $25,000, the Company had no assets. The purchase price of the Founder Shares was determined by dividing the amount of cash contributed to the Company by the number of Founder Shares issued by the Company.

Proposed Offering

The Company intends to finance a Business Combination with proceeds from the Proposed Offering of Class A ordinary shares, $0.0001 par value, of the Company (the “Public Shares”) at $10.00 per share and from the sale of Class A ordinary shares (“Private Placement Shares”) at $10.00 per share. The underwriters will be granted an over-allotment option for up to a specified number of Class A ordinary shares which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any.

The Trust Account

Of the proceeds from the Proposed Offering and the sale of the Private Placement Shares, the proceeds from the Proposed Offering will be deposited into a non-interest bearing U.S. based trust account at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”). The funds in the Trust Account will be invested only in specified U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a 7 under the Investment Company Act which invest only in direct U.S. government treasury obligations (collectively “Permitted Investments”).

Funds will remain in the Trust Account except for the withdrawal of interest earned on the funds that may be released to the Company to pay taxes. The proceeds from the Proposed Offering and the sale of the Private Placement Shares will not be released from the Trust Account until the earliest of (i) the completion of the Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the amended and restated memorandum and articles of association to modify the substance and timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within 24 months from the close of the Proposed Offering and (iii) the redemption of all of the

Company’s Public Shares if it is unable to complete the Business Combination within 24 months from the close of the Proposed Offering.

The remaining proceeds outside the Trust Account may be used to pay business, legal and accounting due diligence on prospective acquisitions, listing fees and continuing general and administrative expenses.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Proposed Offering, although substantially all of the net proceeds of the Proposed Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a target business. As used herein, the target business must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the Company signing a definitive agreement.

After signing a definitive agreement for a Business Combination, the Company will provide the public shareholders with the opportunity to redeem all or a portion of their Public Shares either (i) in connection with a shareholder meeting to approve the Business Combination or (ii) by means of a tender offer. Each public shareholder may elect to redeem their shares irrespective of whether they vote for or against the Business Combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be approximately $10.00 per Public Share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by any deferred underwriting commissions payable to underwriters or transaction expenses (of both Vacasa Holdings and TPG Pace). The decision as to whether the Company will seek shareholder approval of the Business Combination or will allow shareholders to sell their shares in a tender offer will be made by the Company, solely in its discretion, and will be based on a variety of factors such as the timing of the transaction and whether the terms of the transaction would otherwise require the Company to seek shareholder approval under the law or stock exchange listing requirements. If the Company seeks shareholder approval, it will complete its Business Combination only if a majority of the outstanding Class A ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001, after payment of the deferred underwriting commission. In such an instance, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Company has 24 months from the closing date of the Proposed Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The initial shareholders and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Private Placement Shares if the Company fails to complete the Business Combination within 24 months from the closing of the Proposed Offering. However, if the initial shareholders acquire Public Shares after the Proposed Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the allotted 24-month time period.

The underwriters have agreed to waive their rights to any deferred underwriting commission held in the Trust Account in the event the Company does not complete the Business Combination and those amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares.

If the Company fails to complete the Business Combination, the redemption of the Company’s Public Shares will reduce the book value of the shares held by the initial shareholders, who will be the only remaining shareholders after such redemptions.

If the Company holds a shareholder vote or there is a tender offer for shares in connection with a Business Combination, a public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes. As a result, such ordinary shares will be recorded at their redemption amount and classified as temporary equity upon the completion of the Proposed Offering, in accordance with ASC 480, “Distinguishing Liabilities from Equity.”

1. Organization and Business Operations

Organization and General

TPG Pace VIII Holdings Corp. (the “Company”) was incorporated as a Cayman Islands exempted company on January 4, 2021. On January 13, 2021, the Company filed with the Registrar of Companies of the Cayman Islands to amend and restate the Memorandum and Articles of Association to change the name of the Company to TPG Pace Solutions Corp. On January 14, 2021, the Company filed with the Registrar of Companies of the Cayman Islands to amend and restate the Memorandum and Articles of Association to rename Class B ordinary shares as Class F ordinary shares. The Company was formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”). The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act of 1933, as amended, or the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”).

The Company was formed on January 4, 2021 and as of that date had not commenced operations. On January 8, 2021, the Company was funded with $25,000 for which it issued Founder Shares (as defined below). All activity for the period from January 4, 2021 (inception) through September 30, 2021 relates to the Company’s formation, initial public offering (“Public Offering”), which closed on April 13, 2021 (the “Close Date”), and the identification and evaluation of prospective acquisition targets for a Business Combination. The Company will not generate operating revenues prior to the completion of the Business Combination and will generate non-operating income in the form of interest income on Permitted Investments (as defined below) from the proceeds derived from the Public Offering. The Company has selected December 31st as its fiscal year end.

Sponsor

The Company’s sponsor is TPG Pace Solutions Sponsor, Series LLC, a Delaware Series limited liability company (the “Sponsor”). On January 8, 2021, the Sponsor purchased an aggregate of 20,000,000 Class F ordinary shares (“Founder Shares”) for an aggregate purchase price of $25,000, or approximately $0.001 per share. Prior to the Sponsor’s initial investment in the Company of $25,000, the Company had no assets. The purchase price of the Founder Shares was determined by dividing the amount of cash contributed to the Company by the number of Founder Shares issued by the Company. On March 18, 2021, the Company’s board of directors approved a recapitalization whereby the Sponsor forfeited 17,222,222 Class F ordinary shares for no consideration and received 5,555,556 Class G ordinary shares at par value $0.0001 per share.

Proposed Business Combination

On July 28, 2021, the Company, Vacasa Holdings LLC, a Delaware limited liability company (“Vacasa”), Turnkey Vacations, Inc., an equity holder of Vacasa (“TK Newco”), certain other equity holders of Vacasa (together with TK Newco, the “Blockers”), Vacasa, Inc., a Delaware corporation and wholly-owned subsidiary of Vacasa (“Newco”) and certain other parties named therein, entered into a Business Combination Agreement (the “Business Combination Agreement” and the transactions contemplated thereby, the “Proposed Business Combination”), pursuant to which, among other things and subject to the terms and conditions therein:

a)	one business day prior to the consummation of the Proposed Business Combination (the “Closing”), the Company will merge with and into Newco (the “Merger”), with Newco surviving the Merger;
b)	at the effective time of the Merger (the “Effective Time”) and as a result of the Merger, (i) each then issued and outstanding Class A ordinary share of the Company will convert automatically, on a one-for-one basis, into a share of class A common stock of Newco (the “Newco Class A Common Stock”); (ii) each then issued and outstanding Class F ordinary share of the Company will convert automatically, on a one-for-one basis, into a share of class F common stock of Newco (“Newco Class F Common Stock”), which will thereafter convert into shares of Newco Class A Common Stock in accordance with the Newco Certificate of Incorporation; (iii) each then issued and outstanding Class G ordinary share of the Company will convert automatically, on a one-for-one basis, into a share of class G common stock of Newco (“Newco Class G Common Stock”); and (iv) the common stock of Newco held by Vacasa will be cancelled;
c)	prior to the Effective Time: (i) a series of secured convertible notes of Vacasa will convert into a series of preferred units of Vacasa and outstanding warrants to purchase equity interests in Vacasa will be exercised in accordance with their terms; (ii) a restructuring will be completed such that, after giving effect to that restructuring, the Blockers will directly hold equity interests in Vacasa; and (iii) Vacasa will recapitalize its outstanding equity interests into Vacasa common units (subject to substantially the same terms and conditions, including applicable vesting requirements) (the “Vacasa Recapitalization”);
d)	on the date of the Closing (the “Closing Date”) investors party to Subscription Agreements (as defined below) will purchase, and Newco will issue and sell to the investors, the number of shares of Newco Class A Common Stock pursuant to and set forth in the Subscription Agreements against payment of the amount set forth in the Subscription Agreements;
e)	the investors party to the Forward Purchase Agreements (as defined below) will purchase, and Newco will issue and sell to such investors, the number of shares of Newco Class A Common Stock pursuant to and as set forth in the Forward Purchase Agreements against payment of the amount as set forth in the description of the Forward Purchase Agreements below;
f)	through a series of separate merger transactions, the Blockers will merge with and into Newco, with Newco ultimately surviving such merger transactions as the parent company of Vacasa (the “Blocker Mergers”);
g)	immediately following the Blocker Mergers, Newco will contribute all of its assets (other than the OpCo Units (as defined below) it then holds), which will consist of the amount of funds contained in the Company’s trust account (net of any transaction expenses and amounts paid in respect of shareholder redemptions and including the net cash proceeds resulting from the Subscription Agreements and the Forward Purchase Agreements), less the Vacasa Cash Consideration (as defined below), if applicable, to Vacasa in exchange for a number of OpCo Units such that Newco thereafter will hold a number of OpCo Units equal to the total number of shares of Newco Class A Common Stock (after giving effect to the conversion of the Newco Class F Common Stock in accordance with the Newco Certificate of Incorporation) and Newco Class G Common Stock issued and outstanding immediately after giving effect to the Proposed Business Combination. A portion of such OpCo Units will be subject to forfeiture in certain circumstances pursuant to the terms of the Fourth Amended and Restated Limited Liability Company Agreement of Vacasa; and
h)	on the Closing Date, in connection with the Vacasa Recapitalization, the Merger and Blocker Mergers, as applicable: (a) Newco will sell a number of shares of class B common stock of Newco (“Newco Class B Common Stock”) to each holder of OpCo Units for an amount per share equal to the par value thereof, (b) each Vacasa unit appreciation right award that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an award of stock appreciation rights (each, a “Newco SAR Award”) covering a number of shares of Newco Class A Common Stock, (c) each option to purchase TK Newco stock that is outstanding immediately prior to the Effective Time, whether vested or unvested, will be converted into an option to purchase shares of Newco Class A Common Stock, (d) each Vacasa equity holder (including the owners of the Blockers with respect to their indirect interest in Vacasa equity and the holders of Vacasa unit appreciation rights and options to purchase shares of TK Newco common stock (collectively, the “Existing Vacasa Holders”)) entitled to receive a portion of the Vacasa Cash Consideration, if applicable, (other than the owners of the Blockers) will sell OpCo Units to Newco in exchange for its allocable portion of the Vacasa Cash Consideration, if applicable, (at a price of $10 per OpCo Unit) and certain rights described in the Tax Receivable Agreements, to be entered into at Closing by and between Newco and certain holders of OpCo Units (as defined below) and Blocker Holders (as defined in the Business Combination Agreement), with respect to such OpCo Units sold, and (e) by virtue of each Blocker Merger, the outstanding equity interests in the applicable Blocker will be converted into the right to receive shares of Newco Class A Common Stock or other equity interests and certain rights as set forth in the Tax Receivable Agreements;

The aggregate consideration to be paid to the Existing Vacasa Holders will be based on an equity value for Vacasa of $3,963,000,000. This aggregate consideration will consist of (i) equity consideration valued at $10.00 per share/unit (the “Equity Consideration”), and (ii) if elected by Vacasa, cash consideration up to, in the aggregate an amount of cash equal to the excess of the amount of cash available to us following the contemplated equity financings referred to herein, the payment of transaction expenses (of both Vacasa and the Company), deferred underwriting commissions, and any share redemptions over $373,000,000 in which case the amount of consideration in clause (i) will be reduced accordingly. As of the date of execution of the Business Combination

Agreement, the amount of Vacasa Cash Consideration was expected to be $0.00 and Existing Vacasa Holders were expected to retain the entirety of their equity interests.

The Proposed Business Combination is being accomplished through what is commonly referred to as an “Up-C” structure, which is often used by partnerships and limited liability companies (such as Vacasa) undertaking an initial public offering. The Up-C structure allows certain of the Existing Vacasa Holders (other than the owners of the Blockers) to retain their direct equity ownership in Vacasa, an entity that is classified as a partnership for U.S. federal income tax purposes, in the form of units of common equity of Vacasa following the Business Combination (“OpCo Units”).

Concurrently with the execution of the Business Combination Agreement, the Company entered into the following agreements:

Transaction Support Agreements, pursuant to which all Vacasa equity holders required for requisite consent under the Third Amended and Restated Limited Liability Agreement of Vacasa (“Vacasa Holdings LLC Agreement”) and the Stockholders Agreement of TK Newco (including a majority of the Vacasa equity holders and of the TK Newco shareholders, respectively) agreed to, among other things, vote in favor of the Business Combination Agreement and the transactions contemplated thereby (including an agreement to exercise drag-along rights), to be bound by certain other covenants and agreements related to the Proposed Business Combination and to withhold consent with respect to any alternative transaction.

Subscription Agreements (“Subscription Agreements”) with Newco and certain qualified institutional buyers and accredited investors (collectively, the “Investors”), pursuant to which, among other things, the Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investors, an aggregate of 8,157,896 shares of Newco Class A Common Stock at $9.50 per share for aggregate gross proceeds of approximately $77,500,000.

Amended and Restated Forward Purchase Agreements (“Forward Purchase Agreements”), amending and restating the Original Forward Purchase Agreement (as defined below) and Additional Forward Purchase Agreements (as defined below) with (i) Newco and certain investors pursuant to which, among other things, such investors agreed to purchase 10,273,688 shares of Newco Class A Common Stock, par value $0.0001 per share, at $9.50 per share, for gross proceeds of approximately $97,600,000 and (ii) Newco and TPG Holdings III, L.P (“TPG Holdings III”) pursuant to which, among other things, TPG Holdings III agreed to purchase 2,490,000 shares of Newco Class A Common Stock, for gross proceeds of $24,900,000.

A Waiver Agreement with the Sponsor, Vacasa and Newco, pursuant to which the Sponsor agreed to certain obligations with respect to the shares of Newco Class A Common Stock held by Sponsor, including (i) the waiver of any rights to receive additional shares of Newco Class A Common Stock in connection with the Newco Certificate of Incorporation waive their right to receive certain additional shares of Newco Class A Common Stock in connection with the Newco Certificate of Incorporation, (ii) the forfeiture of shares of Newco Class A Common Stock issuable upon conversion of Newco Class F Common Stock in connection with the issuance of Newco Class A Common Stock at a price per share of less than $10.00 under such Forward Purchase Agreements or Subscription Agreements; and (iii) the forfeiture of shares of Newco Class A Common Stock issuable upon the conversion of Newco Class G Common Stock and Newco Class F Common Stock in the event that Company shareholders redeem in excess of 20% of the aggregate issued and outstanding ordinary shares of the Company prior to Closing.

An amended and restated Insider Letter pursuant to which, among other things, the Company, the Sponsor and certain directors and officers of the Company agreed to (i) certain restrictions on redemption of shares of Newco Class A Common Stock (other than shares acquired pursuant to the Forward Purchase Agreements or the Subscription Agreements); (ii) not to transfer any shares of Newco Class A Common Stock (other than shares acquired pursuant to the Forward Purchase Agreements or the Subscription Agreements) until (A) the earlier of one year following completion of the Proposed Business Combination, with the exception of certain shares that are subject to early release upon the sale price of Newco Class A Common Stock achieving certain thresholds and (B) the date following the completion of the Proposed Business Combination on which Newco consummates a change of control; and (iii) not to transfer any shares of Newco Class G Common Stock until the date following the completion of the Proposed Business Combination on which Newco consummates a change of control. In addition, the Company agreed to make arrangements such that certain expenses of the Company incurred in connection with the Proposed Business Combination not exceed $45,000,000 without prior written consent of Vacasa, not to be unreasonably withheld.

Other than as specifically discussed herein, this quarterly report on Form 10-Q does not give effect to the Proposed Business Combination or the transactions contemplated thereby.

Recent Developments

On October 1, 2021, TPG Holdings entered into assignment agreements with certain affiliates, members of management, directors and other investors to transfer a portion of its obligation to purchase shares of Newco Class A Common Stock pursuant to the Forward Purchase Agreements to such related parties, in accordance with the terms and conditions therein.

On November 4, 2021, the Company, Vacasa and Newco entered into Amendment No. 1 to Business Combination Agreement and Plan of Reorganization, pursuant to which, among other things, Newco agreed not to sell shares of Newco Class B Common Stock to the holders of unvested common units of Vacasa until the date such units vest.

On November 10, 2021, Vacasa’s proxy statement/prospectus on Form S-4, which describes the Business Combination Agreement, the transactions contemplated thereby, and related ancillary agreements in more detail, was declared effective by the SEC. The Company’s Board of Directors has approved an extraordinary general meeting of shareholders on November 30, 2021 for the Company’s shareholders to vote on proposals to approve the transactions contemplated by the Business Combination Agreement and related matters. Only shareholders who owned ordinary shares of the Company at the close of business on November 1, 2021, will be entitled to notice of the extraordinary general meeting and to have their votes counted at the extraordinary general meeting and any adjournment of the extraordinary general meeting.

Public Offering

The Company intends to finance a Business Combination with proceeds from the Public Offering of Class A ordinary shares, $0.0001 par value, of the Company (the “Public Shares”) at $10.00 per share and from the sale of Class A ordinary shares (“Private Placement Shares”) at $10.00 per share.

The Trust Account

Of the $292,700,000 proceeds from the Public Offering and Private Placement, $285,000,000 were deposited into a non-interest-bearing U.S. based trust account at J.P. Morgan Chase Bank, N.A., with Continental Stock Transfer & Trust Company acting as trustee (the “Trust Account”) on the Close Date. Starting January 1, 2022, the funds in the Trust Account will be invested only in specified U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a 7 under the Investment Company Act which invest only in direct U.S. government treasury obligations (collectively “Permitted Investments”).

Funds will remain in the Trust Account except for the withdrawal of interest earned on the funds that may be released to the Company to pay taxes. The proceeds from the Public Offering and the sale of the Private Placement Shares will not be released from the Trust Account until the earliest of (i) the completion of the Business Combination, (ii) the redemption of any Public Shares properly submitted in connection with a shareholder vote to amend the amended and restated memorandum and articles of association to modify the substance and timing of the Company’s obligation to redeem 100% of the Public Shares if the Company does not complete the Business Combination within 24 months from the close of the Public Offering and (iii) the redemption of all of the Company’s Public Shares if it is unable to complete the Business Combination within 24 months from the close of the Public Offering.

The remaining proceeds outside the Trust Account may be used to pay business, legal and accounting due diligence on prospective acquisitions, listing fees and continuing general and administrative expenses.

Business Combination

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering, although substantially all of the net proceeds of the Public Offering are intended to be generally applied toward consummating a Business Combination with (or acquisition of) a target business. As used herein, the target business must be with one or more target businesses that together have an aggregate fair market value equal to at least 80% of the balance in the Trust Account (less any deferred underwriting commissions and taxes payable on interest earned on the Trust Account) at the time of the Company signing a definitive agreement.

The Company will provide the public shareholders with the opportunity to redeem all or a portion of their Public Shares in connection with a shareholder meeting to approve the Business Combination. Each public shareholder may elect to redeem their shares irrespective of whether they vote for or against the Business Combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes, divided by the number of then outstanding Public Shares, subject to the limitations described herein. The amount in the Trust Account is initially anticipated to be approximately $10.00 per Public Share. The per-share amount the Company will distribute to investors who properly redeem their shares will not be reduced by any deferred underwriting commissions payable to underwriters. The Company will complete its Business Combination only if a majority of the outstanding Class A ordinary shares voted are voted in favor of the Business Combination. However, in no event will the Company redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001, after payment of the deferred underwriting commission. In such an instance, the Company would not proceed with the redemption of its Public Shares and the related Business Combination, and instead may search for an alternate Business Combination.

The Company has 24 months from the closing date of the Public Offering to complete its Business Combination. If the Company does not complete a Business Combination within this period, it shall (i) cease all operations except for the purposes of winding up; (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the Public Shares, at a per share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds in the Trust Account and not previously released to the Company to pay its taxes (less up to $100,000 of interest to pay dissolution expenses) divided by the number of then outstanding Public Shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate, subject in each case to the Company’s obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. The initial shareholders and the Company’s officers and directors have entered into a letter agreement with the Company, pursuant to which they have waived their rights to liquidating distributions from the Trust Account with respect to the Founder Shares and Private Placement Shares if the Company fails to complete the Business Combination within 24 months from the closing of the Public Offering. However, if the initial shareholders acquire Public Shares after the Public Offering, they will be entitled to liquidating distributions from the Trust Account with respect to such Public Shares if the Company fails to complete the Business Combination within the allotted 24-month time period.

The underwriters have agreed to waive their rights to any deferred underwriting commission held in the Trust Account in the event the Company does not complete the Business Combination and those amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Company’s Public Shares.

If the Company fails to complete the Business Combination, the redemption of the Company’s Public Shares will reduce the book value of the shares held by the initial shareholders, who will be the only remaining shareholders after such redemptions.

A public shareholder will have the right to redeem its shares for an amount in cash equal to its pro rata share of the aggregate amount then on deposit in the Trust Account as of two business days prior to the consummation of the Business Combination, including interest earned on the funds held in the Trust Account and not previously released to the Company to pay taxes. As a result, such ordinary shares are recorded at their redemption amount and classified as temporary equity in accordance with ASC 480, “Distinguishing Liabilities from Equity.”